Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000253926
Shareholder Report [Line Items]
Fund Name	ABS Insights Emerging Markets Fund
Class Name	Super Institutional Class
Trading Symbol	IEMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ABS Insights Emerging Markets Fund for the period of January 6, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/absinv/. You can also request this information by contacting us at (800) 813-1421.
Additional Information Phone Number	(800) 813-1421
Additional Information Website	https://funddocs.filepoint.com/absinv/
Expenses [Text Block]

What were the Fund’s costs for the last year?*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional Class	$79	0.95%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jan. 06, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 127,162,650
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 505,650
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$127,162,650
Number of Portfolio Holdings	176
Advisory Fee (net of waivers)	$505,650
Portfolio Turnover	72%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	0.2%
Common Stocks	98.1%
Money Market Funds	0.4%
Preferred Stocks	1.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Mixed Allocation	0.2%
Money Market Funds	0.4%
Real Estate	1.4%
Utilities	2.0%
Materials	3.6%
Consumer Staples	4.4%
Energy	5.0%
Health Care	7.7%
Communications	8.4%
Consumer Discretionary	9.7%
Industrials	13.3%
Financials	17.1%
Technology	27.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	10.9%
Tencent Holdings Ltd.	4.8%
Alibaba Group Holding Ltd.	3.3%
Samsung Electronics Company Ltd.	2.4%
Greentown China Holdings Ltd.	1.0%
China Merchants Bank Company Ltd.	1.0%
ICICI Bank Ltd.	1.0%
Bharti Airtel Ltd.	0.9%
Beijing Fourth Paradigm Technology Company Ltd.	0.9%
Hong Kong Exchanges & Clearing Ltd.	0.9%